Operating costs (Tables)	12 Months Ended
Dec. 31, 2019
Operating costs
Summary of research and development expenditure

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Personnel costs	€(124,260)	€(81,352)	€(59,950)
Subcontracting	(249,926)	(197,644)	(123,054)
Disposables and lab fees and premises costs	(23,880)	(25,525)	(22,277)
Depreciation	(10,874)	(5,655)	(3,679)
Other operating expenses	(18,380)	(12,699)	(9,542)
Total R&D expenses	€(427,320)	€(322,875)	€(218,502)

Summary of research and development expenditure by program

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Filgotinib program	€(100,032)	€(66,138)	€(53,212)
IPF program on GLPG1690	(75,951)	(72,718)	(16,190)
OA program on GLPG1972	(19,958)	(15,751)	(7,317)
Toledo program	(47,204)	(20,967)	(8,075)
CF program	(3,897)	(30,137)	(46,192)
AtD program on MOR106	(24,051)	(14,999)	(8,404)
Other programs	(156,227)	(102,165)	(79,113)
Total R&D expenses	€(427,320)	€(322,875)	€(218,502)

Summary of general and administrative expenses

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Personnel costs and directors fees	€(51,906)	€(25,495)	€(17,756)
Depreciation	(1,513)	(513)	(606)
Legal and professional fees	(11,775)	(4,284)	(2,427)
Other operating expenses	(8,506)	(5,339)	(3,626)
Total general and administrative expenses	€(73,701)	€(35,631)	€(24,415)

Summary of sales and marketing expenses

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Personnel costs	€(7,558)	€(2,282)	€(2,156)
Depreciation	(61)	—	—
External outsourcing costs	(15,722)	(1,284)	(42)
Other operating expenses	(1,236)	(580)	(604)
Total sales and marketing expenses	€(24,577)	€(4,146)	€(2,803)